Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Profit sharing and bonuses	$ 20,085	$ 22,421
Total	20,085	22,421
Non-current
Profit sharing and bonuses	8,831	6,487
Severance indemnity payments	28,233	27,445
Total	$ 37,064	$ 33,932